RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 11:-	RELATED PARTY BALANCES AND TRANSACTIONS

Related parties' expenses:

	Year ended
	December 31,
	2016	2015	2014
Amounts charged to:
General and administrative expense	$-	$-	$332

On March 1, 2008, the Company signed an agreement with a consultant, who is also one of the Company's shareholders, as a contractor to render management, finance and operation services. The Company paid the consultant an amount of $ 7 per month. During May 2013, the monthly fee was increased to an amount of $ 12. The amendment was effective upon consummation of the Company's initial public offering in May 2013. In February 2014, the general meeting of the Company's shareholders approved the grant of an annual bonus to the consultant, in the amount of $ 200. The agreement was terminated in May 2014.